20. Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Regulatory capital ratios
					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2015

Common equity tier 1 capital
(to risk-weighted assets)
Company	$52,555	12.38%	$19,100	4.50%	N/A	N/A
Bank	$52,000	12.27%	$19,072	4.50%	$27,549	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$52,555	12.38%	$25,467	6.00%	N/A	N/A
Bank	$52,000	12.27%	$25,430	6.00%	$33,906	8.00%

Total capital (to risk-weighted assets)
Company	$57,610	13.57%	$33,956	8.00%	N/A	N/A
Bank	$57,056	13.46%	$33,906	8.00%	$42,383	10.00%

Tier 1 capital (to average assets)
Company	$52,555	9.01%	$23,324	4.00%	N/A	N/A
Bank	$52,000	8.93%	$23,301	4.00%	$29,126	5.00%

December 31, 2014:

Tier 1 capital (to risk-weighted assets)
Company	$49,071	12.31%	$15,949	4.00%	N/A	N/A
Bank	$48,952	12.30%	$15,924	4.00%	$23,886	6.00%

Total capital (to risk-weighted assets)
Company	$54,447	13.66%	$31,897	8.00%	N/A	N/A
Bank	$53,902	13.54%	$31,847	8.00%	$39,809	10.00%

Tier 1 capital (to average assets)
Company	$49,071	8.62%	$22,768	4.00%	N/A	N/A
Bank	$48,952	8.61%	$22,745	4.00%	$28,431	5.00%